UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 10, 2003

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		43

FORM 13F Information Table Value Total:	$123,615,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2627    81316 SH       SOLE                    81316
ASML Holding N V               COM              N07059111     4540   346050 SH       SOLE                   135055            210995
Affymetrix                     COM              00826T108     1722    82018 SH       SOLE                    16633             65385
Altria Group, Inc.             COM              718154107      357     8144 SH       SOLE                     8144
Amdocs                         COM              G02602103     2526   134382 SH       SOLE                    32627            101755
Barr Labs                      COM              068306109     4239    62139 SH       SOLE                     2167             59972
Bio Reference Lab              COM              09057G602      507    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109    11474   308861 SH       SOLE                   144531            164330
Brigham Exploration            COM              109178103      147    21590 SH       SOLE                     1400             20190
Brillian Corp.                 COM              10949P107      651    73605 SH       SOLE                    24349             49256
Business Objects ADR           COM              12328X107     5733   229699 SH       SOLE                    78337            151362
CR Bard                        COM              067383109     2841    40012 SH       SOLE                    12062             27950
Concord Camera                 COM              206156101     5945   558193 SH       SOLE                   175708            382485
Dell Inc.                      COM              247025109     1030    30829 SH       SOLE                    30829
Ditech                         COM              25500M103      919   104885 SH       SOLE                                     104885
Federal Nat'l Mtg.             COM              313586109      702     9995 SH       SOLE                     9995
Flir Systems                   COM              302445101     8885   349521 SH       SOLE                   120607            228914
General Electric               COM              369604103     1380    46278 SH       SOLE                    46278
Home Depot                     COM              437076102      416    13065 SH       SOLE                    13065
Intel Corp.                    COM              458140100     1578    57333 SH       SOLE                    57333
Jetblue Airways                COM              477143101     3706    60873 SH       SOLE                    20683             40190
KV Pharmaceutical Cl A         COM              482740206    15666   696266 SH       SOLE                   297127            399139
Kraft Foods Inc Class A        COM              50075N104      277     9382 SH       SOLE                     9382
Lehman Brothers Hldgs          COM              524908100     2363    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      301     5061 SH       SOLE                     5061
MFC Bancorp                    COM              55271X202     7580   549678 SH       SOLE                   208693            340985
Mymetics Corp                  COM              62856A102       52   521126 SH       SOLE                   197190            323936
Nextel Communications          COM              65332V103     8013   406543 SH       SOLE                    86438            320105
Novellus Systems               COM              670008101     5721   170275 SH       SOLE                    58785            111490
Pfizer                         COM              717081103     1084    35666 SH       SOLE                    35666
Phoenix Technology             COM              719153108      613    97804 SH       SOLE                    41659             56145
Procter & Gamble               COM              742718109      390     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1837    44082 SH       SOLE                    44082
Quest Diagnostics              COM              74834L100      440     7260 SH       SOLE                                       7260
Rainbow Technology             COM              750862104     4150   454003 SH       SOLE                   160913            293090
Scholastic Corp.               COM              807066105      938    32570 SH       SOLE                                      32570
Scientific Games               COM              80874P109     2216   194424 SH       SOLE                    51564            142860
Seitel Inc.                    COM              816074306      218   661844 SH       SOLE                   353649            308195
Staples Inc.                   COM              855030102     2155    90391 SH       SOLE                    34216             56175
Symantec Corp                  COM              871503108     1632    25833 SH       SOLE                      458             25375
Three-Five Systems             COM              88554L108     1623   294510 SH       SOLE                    97481            197029
Veeco Instr                    COM              922417100     2884   144561 SH       SOLE                    37281            107280
Zoll Medical                   COM              989922109     1539    48009 SH       SOLE                    17209             30800